DERIVATIVE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
DERIVATIVE LIABILITY
Schedule of fair value of the derivative liability
Dividend yields	0%
Term	0 – 2.0 year
Volatility	79.7%–94.4.0%
Risk free rate:	0.17–1.59%

Dividend yield:	0%
Term	0 2.0 year
Volatility	107.0% 133.0%
Risk free rate:	1.54 2.60%